Discontinued operations - Net cash flows and Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities classified as held for sale
Discontinued operations
Operating	$ (1,058,675)	$ 2,154,351	$ 136,246
Investing		(62,764)	(1,323,214)
Financing		2,441,134	876,749
Net cash inflow/(outflow)	$ (1,058,675)	$ 4,532,721	$ (310,219)
Basic, loss for the year from discontinued operations	$ (0.16)	$ (0.15)	$ (0.14)
Diluted, loss for the year from discontinued operations	$ (0.10)	$ (0.15)	$ (0.14)
Volt Line BV
Discontinued operations
Operating		$ 60,959
Investing		(62,764)
Financing		407,615
Net cash inflow/(outflow)		405,810
Swvl Pakistan (Private) Ltd.
Discontinued operations
Operating		53,629	$ 758,461
Investing			(7,523)
Net cash inflow/(outflow)		53,629	750,938
Shotl Transportation, S.L.
Discontinued operations
Operating		183,969	(22,637)
Investing			(998,920)
Financing		777,006	876,749
Net cash inflow/(outflow)		960,975	(144,808)
Swvl NBO Limited
Discontinued operations
Operating	$ (5,751)	51,489	(238,797)
Net cash inflow/(outflow)	(5,751)	51,489	(238,797)
Swvl Technologies Ltd.
Discontinued operations
Operating	(77,826)	367,932	(212,449)
Investing			(316,771)
Net cash inflow/(outflow)	(77,826)	367,932	(529,220)
Smart Way Transportation LLC
Discontinued operations
Operating	(84,834)	460,595	(146,976)
Net cash inflow/(outflow)	(84,834)	460,595	(146,976)
Swvl My For Information Technology SDN BHD
Discontinued operations
Operating	(2,113)	12,876	(1,356)
Net cash inflow/(outflow)	(2,113)	12,876	$ (1,356)
Viapool Inc
Discontinued operations
Operating		2,094,972
Net cash inflow/(outflow)		2,094,972
Swvl Germany GmbH
Discontinued operations
Operating		1,078,013
Financing		1,256,513
Net cash inflow/(outflow)		2,334,526
Urbvan Mobility Ltd.
Discontinued operations
Operating	(888,151)	(2,210,083)
Net cash inflow/(outflow)	$ (888,151)	$ (2,210,083)